Consolidated Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Banco Macro SA, ADR	217,008	$5,609,657
Globant SA(a)(b)	162,039	17,338,173
Grupo Financiero Galicia SA, ADR	487,859	6,517,796
Telecom Argentina SA, ADR	411,665	4,273,083
YPF SA, ADR	840,597	8,078,137

		41,816,846

Brazil — 4.8%
Ambev SA	21,912,515	93,541,351
Atacadao SA	1,863,400	8,289,514
B2W Cia. Digital(a)	978,129	13,033,084
B3 SA — Brasil, Bolsa, Balcao	9,553,601	107,820,599
Banco Bradesco SA	5,722,869	42,295,877
Banco BTG Pactual SA	1,032,200	17,149,221
Banco do Brasil SA	3,987,574	45,088,076
Banco Santander Brasil SA	1,913,400	19,956,233
BB Seguridade Participacoes SA	3,324,900	27,089,564
BR Malls Participacoes SA	3,720,888	13,701,541
BRF SA(a)	2,650,185	22,939,898
CCR SA	5,672,400	23,060,936
Centrais Eletricas Brasileiras SA	977,300	8,050,365
Cia. de Saneamento Basico do Estado de Sao Paulo	1,590,624	21,593,032
Cia. Siderurgica Nacional SA	2,938,528	8,728,783
Cielo SA	5,695,176	10,505,965
Cogna Educacao	6,904,780	16,738,168
Cosan SA	748,800	10,997,441
Embraer SA	3,292,000	14,014,143
Energisa SA	766,200	8,331,924
Engie Brasil Energia SA	945,950	10,463,326
Equatorial Energia SA	3,952,500	19,293,711
Hapvida Participacoes e Investimentos SA(c)	935,200	12,319,523
Hypera SA	1,777,000	13,994,773
IRB Brasil Resseguros S/A	3,278,500	28,789,515
JBS SA	5,079,065	34,210,385
Klabin SA	3,251,800	13,627,674
Localiza Rent a Car SA	2,691,789	28,673,031
Lojas Renner SA	3,749,789	45,937,864
Magazine Luiza SA	3,341,400	35,584,808
Multiplan Empreendimentos Imobiliarios SA	1,355,409	9,270,494
Natura Cosmeticos SA	1,823,900	14,286,491
Notre Dame Intermedica Participacoes SA	1,595,300	21,388,633
Petrobras Distribuidora SA	3,257,000	21,906,932
Petroleo Brasileiro SA	13,977,274	103,136,237
Porto Seguro SA	458,700	6,508,999
Raia Drogasil SA	1,074,800	28,721,153
Rumo SA(a)	5,077,800	29,338,187
Sul America SA	1,206,836	15,181,422
Suzano SA	2,521,000	22,990,270
TIM Participacoes SA	3,933,876	12,597,186
Ultrapar Participacoes SA	3,363,600	17,349,790
Vale SA(a)	14,731,509	174,131,642
WEG SA	3,874,606	27,875,391

		1,280,503,152

Chile — 0.7%
Aguas Andinas SA, Class A	13,050,842	5,321,131
Banco de Chile	204,500,994	20,705,561
Banco de Credito e Inversiones SA	233,800	10,424,979
Banco Santander Chile	305,227,795	16,253,951

Security	Shares	Value

Chile (continued)
Cencosud SA	6,762,877	$8,590,627
Cia. Cervecerias Unidas SA	693,691	6,370,211
Colbun SA	40,336,420	5,728,639
Empresa Nacional de Telecomunicaciones SA(a)	749,491	4,533,616
Empresas CMPC SA	5,334,198	11,535,438
Empresas COPEC SA	1,815,872	14,402,395
Enel Americas SA	175,823,044	33,651,553
Enel Chile SA	137,255,299	10,272,205
Itau CorpBanca	776,807,319	3,850,728
Latam Airlines Group SA	1,417,133	14,838,344
SACI Falabella	3,444,765	13,788,537

		180,267,915

China — 34.0%
360 Security Technology Inc., Class A	549,190	1,620,239
3SBio Inc.(a)(c)	6,002,500	8,665,102
51job Inc., ADR(a)(b)	122,045	9,595,178
58.com Inc., ADR(a)(b)	436,784	26,870,952
AAC Technologies Holdings Inc.(b)	3,370,500	23,639,034
AECC Aviation Power Co. Ltd., Class A	1,610,086	4,644,776
Agile Group Holdings Ltd.	6,472,000	9,061,751
Agricultural Bank of China Ltd., Class A	21,563,200	11,103,747
Agricultural Bank of China Ltd., Class H	127,853,000	51,776,565
Aier Eye Hospital Group Co. Ltd., Class A	865,820	4,916,612
Air China Ltd., Class A	228,793	275,009
Air China Ltd., Class H	9,570,000	8,704,724
Aisino Corp., Class A	1,266,274	3,719,594
Alibaba Group Holding Ltd., ADR(a)	7,852,445	1,570,489,000
Alibaba Health Information Technology Ltd.(a)(b)	16,780,000	18,992,788
Alibaba Pictures Group Ltd.(a)(b)	69,710,000	11,577,145
A-Living Services Co. Ltd., Class H(c)	1,616,000	5,212,737
Aluminum Corp. of China Ltd., Class A(a)	578,600	269,960
Aluminum Corp. of China Ltd., Class H(a)(b)	22,526,000	6,906,506
Angang Steel Co. Ltd., Class A	4,544,377	2,036,257
Anhui Conch Cement Co. Ltd., Class A	1,165,386	7,592,469
Anhui Conch Cement Co. Ltd., Class H	5,621,000	35,940,219
Anhui Gujing Distillery Co. Ltd., Class A	152,085	2,339,919
Anhui Kouzi Distillery Co. Ltd., Class A	270,398	2,071,271
ANTA Sports Products Ltd.	5,035,402	47,345,098
Asymchem Laboratories Tianjin Co. Ltd., Class A	124,200	2,173,074
Autobio Diagnostics Co. Ltd., Class A	119,692	1,744,826
Autohome Inc., ADR(a)	275,818	18,769,415
AVIC Aircraft Co. Ltd., Class A	1,642,486	3,714,895
Avic Capital Co. Ltd., Class A	5,558,189	3,589,525
AVIC Jonhon Optronic Technology Co. Ltd., Class A	542,793	2,974,187
AviChina Industry & Technology Co. Ltd., Class H	12,063,000	5,501,569
AVICOPTER PLC, Class A	451,179	2,920,169
BAIC Motor Corp. Ltd., Class H(c)	8,038,500	4,508,194
Baidu Inc., ADR(a)	1,281,259	151,867,629
Bank of Beijing Co. Ltd., Class A	6,501,006	5,141,657
Bank of Chengdu Co. Ltd., Class A	2,763,600	3,357,228
Bank of China Ltd., Class A	10,370,500	5,354,934
Bank of China Ltd., Class H	366,372,000	146,965,358
Bank of Communications Co. Ltd., Class A	12,289,973	9,632,750
Bank of Communications Co. Ltd., Class H	35,946,600	23,603,912
Bank of Guiyang Co. Ltd., Class A	3,242,800	4,248,421
Bank of Hangzhou Co. Ltd., Class A	3,437,393	4,258,877
Bank of Jiangsu Co. Ltd., Class A	3,851,585	3,780,388
Bank of Nanjing Co. Ltd., Class A	2,782,986	3,273,892
Bank of Ningbo Co. Ltd., Class A	1,630,601	6,165,246

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Bank of Shanghai Co. Ltd., Class A	4,107,663	$5,369,800
Baoshan Iron & Steel Co. Ltd., Class A	5,209,273	4,053,332
Baozun Inc., ADR(a)(b)	196,543	7,462,738
BBMG Corp., Class H	12,486,000	3,445,404
Beijing Capital International Airport Co. Ltd., Class H	8,170,000	7,723,548
Beijing Enlight Media Co. Ltd., Class A	1,294,895	1,832,759
Beijing Enterprises Holdings Ltd.	2,431,500	10,747,648
Beijing Enterprises Water Group Ltd.	24,646,000	12,090,401
Beijing New Building Materials PLC, Class A	854,394	2,712,690
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	671,686	2,293,112
Beijing Shiji Information Technology Co. Ltd., Class A	358,396	1,839,915
Beijing Shunxin Agriculture Co. Ltd., Class A	295,200	2,101,688
Beijing Sinnet Technology Co. Ltd., Class A	886,586	2,415,113
Beijing Tiantan Biological Products Corp. Ltd., Class A	600,298	2,256,044
Beijing Tongrentang Co. Ltd., Class A	1,135,693	4,297,247
BEST Inc., ADR(a)	751,881	4,518,805
Betta Pharmaceuticals Co. Ltd., Class A	144,796	1,376,499
BOC Aviation Ltd.(c)	1,002,000	9,466,053
BOE Technology Group Co. Ltd., Class A	8,574,900	4,757,091
Bosideng International Holdings Ltd.	14,936,000	7,136,232
Brilliance China Automotive Holdings Ltd.(b)	14,210,000	14,667,919
BYD Co. Ltd., Class A	500,412	3,088,625
BYD Co. Ltd., Class H(b)	2,977,500	14,131,024
BYD Electronic International Co. Ltd.	3,161,500	5,654,371
Caitong Securities Co. Ltd., Class A	2,027,585	2,751,536
Centre Testing International Group Co. Ltd., Class A	987,900	1,908,361
CGN Power Co. Ltd., Class H(c)	50,464,000	12,635,743
Changchun High & New Technology Industry Group Inc., Class A	58,297	3,640,479
Changjiang Securities Co. Ltd., Class A	3,740,594	3,320,266
Chaozhou Three-Circle Group Co. Ltd., Class A	108,796	289,712
China Agri-Industries Holdings Ltd.	10,553,000	5,540,906
China Aoyuan Group Ltd.	5,712,000	8,172,770
China Cinda Asset Management Co. Ltd., Class H	43,342,000	9,025,258
China CITIC Bank Corp. Ltd., Class A	5,528,399	4,718,440
China CITIC Bank Corp. Ltd., Class H	36,741,800	20,089,413
China Coal Energy Co. Ltd., Class H	9,845,000	3,898,885
China Communications Construction Co. Ltd., Class H	21,627,000	16,825,835
China Communications Services Corp. Ltd., Class H	11,296,000	7,604,985
China Conch Venture Holdings Ltd.	7,693,500	29,927,767
China Construction Bank Corp., Class A	2,959,168	2,988,655
China Construction Bank Corp., Class H	445,677,760	354,708,881
China Ding Yi Feng Holdings Ltd.(a)(d)	5,872,000	75,015
China East Education Holdings Ltd.(a)(c)	1,280,500	2,368,706
China Eastern Airlines Corp. Ltd., Class A(a)	5,281,397	3,846,507
China Eastern Airlines Corp. Ltd., Class H(a)	4,274,000	2,167,645
China Education Group Holdings Ltd.(b)	2,816,000	3,813,305
China Everbright Bank Co. Ltd., Class A	11,033,303	6,481,915
China Everbright Bank Co. Ltd., Class H	14,364,000	6,202,334
China Everbright International Ltd.	17,528,813	13,256,756
China Everbright Ltd.	4,472,000	7,198,390
China Evergrande Group(a)(b)	8,553,388	20,411,649
China First Capital Group Ltd.(a)(d)	15,022,000	786,819

Security	Shares	Value

China (continued)
China Fortune Land Development Co. Ltd., Class A	911,627	$3,621,895
China Galaxy Securities Co. Ltd., Class H	16,855,500	8,570,137
China Gas Holdings Ltd.	8,510,600	31,638,524
China Greatwall Technology Group Co. Ltd., Class A	1,020,100	2,154,850
China Hongqiao Group Ltd.	8,772,500	4,606,046
China Huarong Asset Management Co. Ltd., Class H(c)	49,436,000	7,199,647
China Huishan Dairy Holdings Co. Ltd.(a)(d)	5,603,350	11,453
China International Capital Corp. Ltd., Class H(b)(c)	6,138,000	10,570,118
China International Marine Containers Group Co. Ltd., Class A	1,554,784	2,132,038
China International Travel Service Corp. Ltd., Class A	498,940	5,947,577
China Jinmao Holdings Group Ltd.	24,590,000	16,335,218
China Jushi Co. Ltd., Class A	1,931,092	2,480,496
China Lesso Group Holdings Ltd.	3,266,000	3,421,315
China Life Insurance Co. Ltd., Class A	790,099	3,687,530
China Life Insurance Co. Ltd., Class H	34,557,000	87,322,342
China Literature Ltd.(a)(b)(c)	1,241,800	4,767,154
China Longyuan Power Group Corp. Ltd., Class H	15,482,000	8,386,022
China Medical System Holdings Ltd.	6,402,000	9,110,955
China Mengniu Dairy Co. Ltd.	12,894,000	49,334,138
China Merchants Bank Co. Ltd., Class A	5,386,494	27,606,936
China Merchants Bank Co. Ltd., Class H	18,315,967	86,575,424
China Merchants Energy Shipping Co. Ltd., Class A	2,579,290	2,179,387
China Merchants Port Holdings Co. Ltd.	6,716,000	10,450,114
China Merchants Securities Co. Ltd., Class A	2,030,384	4,759,739
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,948,525	5,019,636
China Minsheng Banking Corp. Ltd., Class A	12,583,635	11,044,322
China Minsheng Banking Corp. Ltd., Class H	27,666,048	19,262,235
China Mobile Ltd.	28,534,500	215,072,722
China Molybdenum Co. Ltd., Class A	6,136,598	3,107,602
China Molybdenum Co. Ltd., Class H(b)	17,406,000	5,959,322
China National Building Material Co. Ltd., Class H	17,994,000	17,378,511
China National Chemical Engineering Co. Ltd., Class A	5,452,867	4,832,376
China National Nuclear Power Co. Ltd., Class A	5,186,400	3,585,503
China National Software & Service Co. Ltd., Class A	167,099	1,611,103
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,701,600	2,405,978
China Oilfield Services Ltd., Class H	7,706,000	10,376,065
China Overseas Land & Investment Ltd.	17,870,960	59,929,443
China Pacific Insurance Group Co. Ltd., Class A	1,722,454	8,391,816
China Pacific Insurance Group Co. Ltd., Class H	12,107,200	42,843,658
China Petroleum & Chemical Corp., Class A	7,307,199	5,186,797
China Petroleum & Chemical Corp., Class H	118,084,800	66,224,940
China Power International Development Ltd.	21,077,000	4,362,012
China Railway Construction Corp. Ltd., Class A	3,524,896	4,848,647
China Railway Construction Corp. Ltd., Class H	8,757,500	9,039,711
China Railway Group Ltd., Class A	6,128,398	4,925,419
China Railway Group Ltd., Class H	17,201,000	10,064,269
China Railway Signal & Communication Corp. Ltd., Class H(c)	7,348,000	3,942,589
China Reinsurance Group Corp., Class H	25,240,000	3,998,288
China Resources Beer Holdings Co. Ltd.	6,828,000	35,763,534

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Resources Cement Holdings Ltd.	11,448,000	$13,703,524
China Resources Gas Group Ltd.	4,172,000	23,237,738
China Resources Land Ltd.	12,929,333	55,911,076
China Resources Pharmaceutical Group Ltd.(c)	7,731,500	6,755,895
China Resources Power Holdings Co. Ltd.	9,026,999	11,739,625
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	759,272	3,174,276
China Shenhua Energy Co. Ltd., Class A	1,309,594	3,206,013
China Shenhua Energy Co. Ltd., Class H	15,743,500	30,490,430
China Shipbuilding Industry Co. Ltd., Class A	6,385,492	4,795,966
China Shipbuilding Industry Group Power Co. Ltd., Class A(a)	90,197	281,884
China Southern Airlines Co. Ltd., Class A	2,689,500	2,528,837
China Southern Airlines Co. Ltd., Class H(b)	7,580,000	4,735,230
China State Construction Engineering Corp. Ltd., Class A	10,336,971	7,513,840
China State Construction International Holdings Ltd.	9,622,000	7,584,266
China Taiping Insurance Holdings Co. Ltd.	7,640,460	17,666,932
China Telecom Corp. Ltd., Class H	65,152,000	24,636,699
China Tower Corp. Ltd., Class H(c)	195,318,000	39,923,196
China Traditional Chinese Medicine Holdings Co. Ltd.	10,976,000	4,893,646
China TransInfo Technology Co. Ltd., Class A	949,500	2,266,390
China Unicom Hong Kong Ltd.	28,624,000	24,500,118
China United Network Communications Ltd., Class A	8,374,398	6,802,013
China Vanke Co. Ltd., Class A	2,624,459	10,341,114
China Vanke Co. Ltd., Class H	6,529,831	24,441,768
China Yangtze Power Co. Ltd., Class A	5,597,804	14,436,545
China Zhongwang Holdings Ltd.(b)	8,496,800	3,397,526
Chongqing Changan Automobile Co. Ltd., Class A	1,567,687	1,899,970
Chongqing Rural Commercial Bank Co. Ltd., Class H	11,992,000	5,959,424
Chongqing Zhifei Biological Products Co. Ltd., Class A	369,976	2,331,444
CIFI Holdings Group Co. Ltd.	12,886,000	9,383,309
CITIC Ltd.	27,278,000	34,150,861
CITIC Securities Co. Ltd., Class A	2,937,485	8,946,231
CITIC Securities Co. Ltd., Class H	8,740,500	16,235,428
CNOOC Ltd.	83,071,000	120,556,553
Contemporary Amperex Technology Co. Ltd., Class A	561,197	6,977,892
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	6,026,000	2,486,536
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	3,786,788	2,547,885
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	10,247,000	3,783,185
COSCO SHIPPING Ports Ltd.	8,466,000	6,889,390
Country Garden Holdings Co. Ltd.	35,241,939	49,073,761
Country Garden Services Holdings Co. Ltd.	5,648,000	18,254,850
CRRC Corp. Ltd., Class A	7,566,837	7,502,309
CRRC Corp. Ltd., Class H	19,122,300	12,580,862
CSC Financial Co. Ltd., Class A	722,997	2,302,705
CSPC Pharmaceutical Group Ltd.	21,718,000	49,441,380
Dali Foods Group Co. Ltd.(c)	10,050,000	6,830,315
Daqin Railway Co. Ltd., Class A	4,120,555	4,648,113
Datang International Power Generation Co. Ltd., Class H	15,212,000	2,817,847
Dawning Information Industry Co. Ltd., Class A	515,886	2,492,855
DHC Software Co. Ltd., Class A	1,742,398	2,272,817

Security	Shares	Value

China (continued)
Dongfeng Motor Group Co. Ltd., Class H	12,830,000	$12,325,585
Dongxing Securities Co. Ltd., Class A	179,597	276,678
East Money Information Co. Ltd., Class A	1,796,543	3,539,445
ENN Energy Holdings Ltd.	3,678,500	39,944,109
Eve Energy Co. Ltd., Class A(a)	349,189	2,224,295
Everbright Securities Co. Ltd., Class A	2,098,385	3,346,097
Fangda Carbon New Material Co. Ltd., Class A(a)	181,696	278,620
Far East Horizon Ltd.	10,929,000	9,926,887
Fiberhome Telecommunication Technologies Co. Ltd., Class A	763,790	2,703,162
First Capital Securities Co. Ltd., Class A	2,586,500	2,645,387
Focus Media Information Technology Co. Ltd., Class A	4,279,078	3,408,678
Foshan Haitian Flavouring & Food Co. Ltd., Class A	565,449	8,604,860
Fosun International Ltd.	12,263,500	16,512,700
Founder Securities Co. Ltd., Class A	3,281,285	3,122,611
Foxconn Industrial Internet Co. Ltd., Class A	1,133,597	2,686,467
Fuyao Glass Industry Group Co. Ltd., Class A	1,186,272	3,751,211
Fuyao Glass Industry Group Co. Ltd., Class H(c)	2,345,600	6,921,958
Ganfeng Lithium Co. Ltd., Class A	371,081	1,464,804
GCL System Integration Technology Co. Ltd., Class A(a)	2,202,500	1,923,677
GD Power Development Co. Ltd., Class A	15,259,300	4,905,585
GDS Holdings Ltd., ADR(a)(b)	283,386	13,268,133
Geely Automobile Holdings Ltd.	23,248,000	43,480,019
Gemdale Corp., Class A	2,094,963	3,546,264
Genscript Biotech Corp.(a)(b)	4,354,000	10,512,676
GF Securities Co. Ltd., Class A(a)	1,856,994	3,523,823
GF Securities Co. Ltd., Class H	6,544,400	7,006,109
Gigadevice Semiconductor Beijing Inc., Class A	102,493	2,411,446
Glodon Co. Ltd., Class A	575,993	2,705,466
GoerTek Inc., Class A	1,107,400	3,054,429
GOME Retail Holdings Ltd.(a)(b)	52,727,200	4,647,794
Great Wall Motor Co. Ltd., Class H	14,422,000	11,146,639
Gree Electric Appliances Inc. of Zhuhai, Class A	766,310	6,290,763
Greenland Holdings Corp. Ltd., Class A	5,257,285	4,898,359
Greentown Service Group Co. Ltd.(b)	5,372,000	5,881,389
Guangdong Haid Group Co. Ltd., Class A	683,396	2,984,411
Guangdong Investment Ltd.	13,844,110	28,615,847
Guangdong LY Intelligent Manufacturing Co. Ltd., Class A(a)	1,777,300	2,647,008
Guangzhou Automobile Group Co. Ltd., Class H	14,155,838	15,118,368
Guangzhou Baiyun International Airport Co. Ltd., Class A	839,091	1,993,303
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	613,394	2,900,336
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	196,384	1,357,657
Guangzhou R&F Properties Co. Ltd., Class H	4,779,200	8,034,783
Guosen Securities Co. Ltd., Class A	2,075,169	3,353,355
Guotai Junan Securities Co. Ltd., Class A	2,621,140	6,230,379
Guotai Junan Securities Co. Ltd., Class H(c)	2,724,000	4,141,113
Haidilao International Holding Ltd.(c)	1,728,000	7,262,777
Haier Electronics Group Co. Ltd.	6,021,000	16,729,807
Haier Smart Home Co. Ltd., Class A	1,695,741	4,115,156
Haitian International Holdings Ltd.	3,351,000	7,491,616
Haitong Securities Co. Ltd., Class A	2,353,201	4,599,319
Haitong Securities Co. Ltd., Class H	13,538,800	13,525,396

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	2,371,602	$10,596,380
Hangzhou Robam Appliances Co. Ltd., Class A	498,156	2,104,600
Hangzhou Tigermed Consulting Co. Ltd., Class A	278,700	2,489,685
Hansoh Pharmaceutical Group Co. Ltd.(c)	1,808,000	5,335,480
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	65,400	272,486
Henan Shuanghui Investment & Development Co. Ltd., Class A	889,400	3,920,726
Hengan International Group Co. Ltd.	3,372,500	22,274,376
Hengli Petrochemical Co. Ltd., Class A	1,715,291	3,423,286
Hengtong Optic-Electric Co. Ltd., Class A	1,295,535	2,852,777
Hengyi Petrochemical Co. Ltd., Class A	1,350,114	2,675,280
Hithink RoyalFlush Information Network Co. Ltd., Class A	181,400	2,354,346
Hua Hong Semiconductor Ltd.(b)(c)	2,168,000	3,844,252
Huadian Power International Corp. Ltd., Class H	8,642,000	3,146,460
Huadong Medicine Co. Ltd., Class A	709,000	2,481,013
Hualan Biological Engineering Inc., Class A	674,205	3,208,970
Huaneng Power International Inc., Class H	19,696,000	9,762,765
Huaneng Renewables Corp. Ltd., Class H	22,404,000	8,557,754
Huatai Securities Co. Ltd., Class A	2,004,300	4,838,295
Huatai Securities Co. Ltd., Class H(c)	7,242,000	10,861,497
Huaxia Bank Co. Ltd., Class A	4,589,410	4,850,577
Huaxin Cement Co. Ltd., Class A	683,314	2,142,297
Huayu Automotive Systems Co. Ltd., Class A	876,368	3,231,240
Huazhu Group Ltd., ADR	615,575	21,058,821
Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,657,199	2,532,484
Hundsun Technologies Inc., Class A	242,774	2,514,438
Hutchison China MediTech Ltd., ADR(a)	283,549	6,836,366
HUYA Inc., ADR(a)(b)	267,207	5,638,068
Iflytek Co. Ltd., Class A	649,975	3,047,415
Industrial & Commercial Bank of China Ltd., Class A	15,497,535	12,764,063
Industrial & Commercial Bank of China Ltd., Class H	300,331,085	214,090,569
Industrial Bank Co. Ltd., Class A	5,318,222	14,290,459
Industrial Securities Co. Ltd., Class A	4,230,951	3,725,430
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	18,240,900	3,321,269
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,517,039	6,277,522
Inner Mongolia Yitai Coal Co. Ltd., Class B	5,317,517	3,833,930
Innovent Biologics Inc.(a)(c)	3,157,500	11,052,410
Inspur Electronic Information Industry Co. Ltd., Class A	487,913	2,077,983
iQIYI Inc., ADR(a)(b)	584,410	11,191,452
Jafron Biomedical Co. Ltd., Class A	192,600	1,919,986
JCET Group Co. Ltd., Class A(a)	570,100	1,680,307
JD.com Inc., ADR(a)(b)	3,417,362	111,576,869
Jiangsu Expressway Co. Ltd., Class H	6,116,000	8,157,011
Jiangsu Hengli Hydraulic Co. Ltd., Class A	351,400	2,180,395
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,143,813	13,976,420
Jiangsu King’s Luck Brewery JSC Ltd., Class A	549,200	2,357,749
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	369,550	5,161,646
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,818,586	2,100,572
Jiangxi Copper Co. Ltd., Class A	136,500	273,584
Jiangxi Copper Co. Ltd., Class H	6,989,000	8,062,428

Security	Shares	Value

China (continued)
Jiangxi Zhengbang Technology Co. Ltd., Class A	838,224	$1,743,232
Jinke Properties Group Co. Ltd., Class A	2,544,980	2,378,469
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	372,125	2,389,451
Juewei Food Co. Ltd., Class A	381,714	2,375,549
Kaisa Group Holdings Ltd.	11,542,000	4,541,453
Kingboard Holdings Ltd.	3,259,500	8,973,489
Kingboard Laminates Holdings Ltd.	5,116,500	5,771,607
Kingdee International Software Group Co. Ltd.(b)	10,999,000	10,903,803
Kingsoft Corp. Ltd.(a)(b)	3,864,000	8,549,645
Kunlun Energy Co. Ltd.	15,692,000	13,290,915
Kweichow Moutai Co. Ltd., Class A	344,781	55,371,340
KWG Group Holdings Ltd.	5,987,500	6,578,199
Lee & Man Paper Manufacturing Ltd.	6,501,000	4,401,686
Legend Holdings Corp., Class H(a)(c)	1,877,300	3,861,203
Lenovo Group Ltd.	33,524,000	22,141,622
Lens Technology Co. Ltd., Class A	1,191,900	2,175,275
Lepu Medical Technology Beijing Co. Ltd., Class A	586,300	2,691,328
Li Ning Co. Ltd.	9,192,000	29,474,523
Logan Property Holdings Co. Ltd.	6,484,000	9,492,720
Longfor Group Holdings Ltd.(c)	8,345,500	34,169,880
LONGi Green Energy Technology Co. Ltd., Class A	936,844	3,178,362
Luxshare Precision Industry Co. Ltd., Class A	1,458,448	7,059,934
Luye Pharma Group Ltd.(b)(c)	5,489,500	4,032,401
Luzhou Laojiao Co. Ltd., Class A	364,532	4,239,076
Maanshan Iron & Steel Co. Ltd., Class A	9,232,800	3,611,718
Maanshan Iron & Steel Co. Ltd., Class H(b)	4,028,000	1,528,301
Mango Excellent Media Co. Ltd., Class A(a)	534,400	2,315,496
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	1,276,400	2,685,361
Meituan Dianping, Class B(a)	4,699,500	61,957,574
Metallurgical Corp. of China Ltd., Class A	9,091,290	3,465,836
Metallurgical Corp. of China Ltd., Class H	9,618,000	2,002,790
Midea Group Co. Ltd., Class A	905,721	6,995,875
Momo Inc., ADR	698,308	26,137,668
Muyuan Foodstuff Co. Ltd., Class A	458,250	5,658,091
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	260,200	1,393,542
NARI Technology Co. Ltd., Class A	1,304,983	4,262,109
NAURA Technology Group Co. Ltd., Class A	164,600	1,830,983
NavInfo Co. Ltd., Class A	930,000	2,133,856
NetEase Inc., ADR	329,437	103,878,075
New China Life Insurance Co. Ltd., Class A	774,392	4,904,150
New China Life Insurance Co. Ltd., Class H	3,607,000	13,893,015
New Hope Liuhe Co. Ltd., Class A	1,103,297	3,228,305
New Oriental Education & Technology Group Inc., ADR(a)(b)	659,855	79,895,243
Nexteer Automotive Group Ltd.	4,249,000	3,560,850
Nine Dragons Paper Holdings Ltd.	7,724,000	7,864,365
Ninestar Corp., Class A	464,700	1,870,712
Ningbo Zhoushan Port Co. Ltd., Class A	536,400	276,214
NIO Inc., ADR(a)(b)	3,063,485	6,954,111
Noah Holdings Ltd.(a)(b)	160,017	4,662,895
OFILM Group Co. Ltd., Class A(a)	1,045,500	1,878,344
Oppein Home Group Inc., Class A	18,700	263,345
Orient Securities Co. Ltd./China, Class A	1,867,686	2,582,367
Oriental Pearl Group Co. Ltd., Class A	215,900	270,875
Ovctek China Inc., Class A	216,500	1,496,725

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
People’s Insurance Co. Group of China Ltd. (The), Class H	38,883,000	$15,597,409
Perfect World Co. Ltd./China, Class A	480,500	2,358,089
PetroChina Co. Ltd., Class A	3,494,500	2,778,719
PetroChina Co. Ltd., Class H	99,258,000	45,775,782
PICC Property & Casualty Co. Ltd., Class H	32,159,192	37,221,715
Pinduoduo Inc., ADR(a)(b)	896,977	32,246,323
Ping An Bank Co. Ltd., Class A	4,371,029	9,506,900
Ping An Healthcare and Technology Co. Ltd.(a)(c)	1,195,500	7,957,018
Ping An Insurance Group Co. of China Ltd., Class A	2,731,784	32,494,083
Ping An Insurance Group Co. of China Ltd., Class H	26,238,500	297,321,063
Poly Developments and Holdings Group Co. Ltd., Class A	2,940,003	6,034,786
Postal Savings Bank of China Co. Ltd., Class H(c)	36,960,000	23,986,050
Power Construction Corp. of China Ltd., Class A	4,831,000	2,803,787
Qudian Inc., ADR(a)(b)	633,561	3,142,463
RiseSun Real Estate Development Co. Ltd., Class A	2,673,100	3,281,510
Rongsheng Petro Chemical Co. Ltd., Class A	1,227,912	2,122,224
SAIC Motor Corp. Ltd., Class A	1,973,028	6,525,352
Sanan Optoelectronics Co. Ltd., Class A	1,319,900	3,122,346
Sangfor Technologies Inc., Class A	116,100	1,876,110
Sany Heavy Industry Co. Ltd., Class A	2,382,752	4,907,894
SDIC Capital Co. Ltd., Class A	1,528,400	2,598,081
SDIC Power Holdings Co. Ltd., Class A	2,183,290	2,599,469
Seazen Group Ltd(b)	8,266,000	8,806,929
Seazen Holdings Co. Ltd., Class A	585,073	2,717,321
Semiconductor Manufacturing International Corp.(a)(b)	14,052,499	17,916,252
SF Holding Co. Ltd., Class A	737,900	3,983,429
Shaanxi Coal Industry Co. Ltd., Class A	2,617,184	3,157,024
Shandong Gold Mining Co. Ltd., Class A	774,100	3,313,348
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	9,608,000	11,599,195
Shanghai Baosight Software Co. Ltd., Class A	454,400	2,232,587
Shanghai Construction Group Co. Ltd., Class A	7,285,800	3,606,652
Shanghai Electric Group Co. Ltd., Class A	412,700	274,744
Shanghai Electric Group Co. Ltd., Class H	16,246,000	5,001,803
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	918,400	3,285,622
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,253,000	6,332,088
Shanghai Industrial Holdings Ltd.	2,744,000	4,942,723
Shanghai International Airport Co. Ltd., Class A	285,798	3,054,361
Shanghai International Port Group Co. Ltd., Class A	4,069,699	3,224,521
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	6,078,806	5,562,107
Shanghai M&G Stationery Inc., Class A	393,600	2,571,576
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	106,100	268,497
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,469,700	8,016,938
Shanghai Pudong Development Bank Co. Ltd., Class A	7,344,953	12,443,672
Shanxi Meijin Energy Co. Ltd., Class A	1,434,700	1,697,979
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	247,200	3,141,537

Security	Shares	Value

China (continued)
Shengyi Technology Co. Ltd., Class A	827,600	$2,697,077
Shennan Circuits Co. Ltd., Class A	116,900	2,429,309
Shenwan Hongyuan Group Co. Ltd., Class A	8,260,040	5,592,898
Shenzhen Expressway Co. Ltd., Class H	1,010,000	1,347,054
Shenzhen Goodix Technology Co. Ltd., Class A	123,900	3,420,933
Shenzhen Inovance Technology Co. Ltd., Class A	863,800	3,227,907
Shenzhen International Holdings Ltd.	4,650,000	9,825,429
Shenzhen Investment Ltd.	13,920,000	5,477,129
Shenzhen Kangtai Biological Products Co. Ltd., Class A	213,500	2,321,184
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	111,132	2,840,763
Shenzhen Overseas Chinese Town Co. Ltd., Class A	4,549,600	4,459,028
Shenzhen Sunway Communication Co. Ltd., Class A(a)	380,900	2,136,956
Shenzhou International Group Holdings Ltd.	3,536,100	46,619,465
Shimao Property Holdings Ltd.	5,388,500	19,515,694
Shui On Land Ltd.	18,275,500	3,828,919
Sichuan Chuantou Energy Co. Ltd., Class A	2,803,096	3,807,931
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	629,900	2,080,566
Sichuan Swellfun Co. Ltd., Class A	194,527	1,559,824
SINA Corp./China(a)(b)	294,325	10,268,999
Sino Biopharmaceutical Ltd.	32,192,500	41,537,383
Sino-Ocean Group Holding Ltd.	14,963,500	5,543,630
Sinopec Engineering Group Co. Ltd., Class H	6,725,000	3,943,375
Sinopec Shanghai Petrochemical Co. Ltd., Class H	18,081,000	5,012,394
Sinopharm Group Co. Ltd., Class H	5,579,200	18,424,492
Sinotrans Ltd., Class H	10,251,000	3,195,355
Sinotruk Hong Kong Ltd.	3,272,500	5,526,805
SOHO China Ltd.	10,670,500	3,680,540
Songcheng Performance Development Co. Ltd., Class A	747,900	2,908,639
Spring Airlines Co. Ltd., Class A	568,173	3,256,309
SSY Group Ltd.	7,458,000	5,869,028
Sun Art Retail Group Ltd.	11,273,500	12,760,143
Sunac China Holdings Ltd.	11,360,000	55,365,079
Suning.com Co. Ltd., Class A	2,948,813	4,131,723
Sunny Optical Technology Group Co. Ltd.	3,312,900	54,299,776
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	658,500	1,789,109
TAL Education Group, ADR(a)	1,786,025	79,049,467
TCL Corp., Class A	8,243,200	4,502,719
Tencent Holdings Ltd.	26,612,400	1,128,037,344
Tencent Music Entertainment Group, ADR(a)(b)	430,822	5,355,117
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,187,493	1,707,772
Tianma Microelectronics Co. Ltd., Class A	925,079	2,017,292
Tianqi Lithium Corp., Class A	545,688	2,318,608
Tingyi Cayman Islands Holding Corp.	9,256,000	15,064,538
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	979,200	1,848,375
Tongwei Co. Ltd., Class A	1,385,484	2,581,788
Topchoice Medical Corp., Class A(a)	160,600	2,365,840
Towngas China Co. Ltd.	5,009,000	3,538,663
Transfar Zhilian Co. Ltd., Class A	1,583,298	1,551,778
TravelSky Technology Ltd., Class H	4,526,000	11,020,480
Trip.com Group Ltd., ADR(a)(b)	2,185,083	72,632,159
Tsingtao Brewery Co. Ltd., Class A	340,500	2,455,202

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tsingtao Brewery Co. Ltd., Class H	1,710,000	$10,573,153
Unigroup Guoxin Microelectronics Co. Ltd., Class A	327,000	2,083,884
Uni-President China Holdings Ltd.	6,297,000	6,395,343
Unisplendour Corp. Ltd., Class A	708,398	2,725,790
Venustech Group Inc., Class A	461,085	2,020,131
Vipshop Holdings Ltd., ADR(a)	2,039,009	26,058,535
Walvax Biotechnology Co. Ltd., Class A	630,894	2,710,261
Wanda Film Holding Co. Ltd., Class A(a)	133,498	270,796
Wanhua Chemical Group Co. Ltd., Class A	778,091	5,358,130
Want Want China Holdings Ltd.(b)	23,961,000	20,631,362
Weibo Corp., ADR(a)(b)	258,034	11,046,436
Weichai Power Co. Ltd., Class A	1,769,800	3,320,601
Weichai Power Co. Ltd., Class H	8,982,800	15,354,331
Wens Foodstuffs Group Co. Ltd., Class A	1,369,875	6,976,084
Western Securities Co. Ltd., Class A	221,599	278,025
Wharf Holdings Ltd. (The)	4,093,000	9,903,410
Will Semiconductor Ltd., Class A	175,700	3,129,132
Winning Health Technology Group Co. Ltd., Class A	935,788	2,027,333
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	732,388	2,259,688
Wuliangye Yibin Co. Ltd., Class A	1,036,803	18,811,545
WUS Printed Circuit Kunshan Co. Ltd., Class A	586,398	1,875,986
WuXi AppTec Co. Ltd., Class A	425,120	5,320,992
WuXi AppTec Co. Ltd., Class H(c)	678,180	7,871,055
Wuxi Biologics Cayman Inc.(a)(c)	2,594,500	29,316,665
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	384,178	2,065,723
XCMG Construction Machinery Co. Ltd., Class A	5,855,169	3,814,632
Xiaomi Corp., Class B(a)(c)	36,208,400	41,399,531
Xinhu Zhongbao Co. Ltd., Class A	2,916,800	1,543,467
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,005,193	3,305,882
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,195,846	2,443,335
Xinyi Solar Holdings Ltd.	15,078,000	9,265,138
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	427,098	1,926,511
Yanzhou Coal Mining Co. Ltd., Class H	8,918,800	7,884,526
Yealink Network Technology Corp. Ltd., Class A	217,887	2,142,622
Yifeng Pharmacy Chain Co. Ltd., Class A	192,585	2,094,069
Yihai International Holding Ltd.	2,240,000	14,250,838
Yonghui Superstores Co. Ltd., Class A	2,784,400	2,942,851
Yonyou Network Technology Co. Ltd., Class A	724,402	2,860,532
Yuexiu Property Co. Ltd.	32,786,000	6,994,682
Yum China Holdings Inc.	1,661,943	73,989,702
Yunda Holding Co. Ltd., Class A	705,397	2,916,933
Yunnan Baiyao Group Co. Ltd., Class A	314,545	3,932,959
Yuzhou Properties Co. Ltd.	8,182,000	3,762,920
YY Inc., ADR(a)(b)	267,970	17,093,806
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	181,800	2,580,389
Zhaojin Mining Industry Co. Ltd., Class H(b)	5,583,500	5,777,695
Zhejiang Chint Electrics Co. Ltd., Class A	1,017,386	3,455,953
Zhejiang Dahua Technology Co. Ltd., Class A	1,328,584	3,201,476
Zhejiang Expressway Co. Ltd., Class H	7,116,000	6,227,153
Zhejiang Huayou Cobalt Co. Ltd., Class A	442,294	1,918,299
Zhejiang Longsheng Group Co. Ltd., Class A	829,000	1,553,059
Zhejiang NHU Co. Ltd., Class A	974,888	2,953,807

Security	Shares	Value

China (continued)
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,281,296	$2,692,017
Zhejiang Supor Co. Ltd., Class A	298,482	3,048,529
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	210,099	1,372,378
Zhengzhou Yutong Bus Co. Ltd., Class A	1,435,875	2,865,643
Zhenro Properties Group Ltd.	4,082,000	2,633,464
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	1,458,100	5,038,690
Zhongsheng Group Holdings Ltd.(b)	2,690,500	9,538,038
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,623,400	8,965,022
Zijin Mining Group Co. Ltd., Class A	6,026,700	3,051,949
Zijin Mining Group Co. Ltd., Class H	27,026,000	10,116,084
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,789,668	1,514,737
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,771,800	1,253,971
ZTE Corp., Class A(a)	824,300	3,600,915
ZTE Corp., Class H(a)	3,606,200	9,605,477
ZTO Express Cayman Inc., ADR	1,472,382	31,332,289

		9,141,941,134

Colombia — 0.2%
Bancolombia SA	1,076,188	12,727,280
Ecopetrol SA	22,654,601	21,148,134
Grupo Argos SA/Colombia	1,473,861	7,343,461
Grupo de Inversiones Suramericana SA	1,254,608	11,533,810
Interconexion Electrica SA ESP	2,057,558	11,080,721

		63,833,406

Czech Republic — 0.1%
CEZ AS	695,805	15,418,362
Komercni Banka AS	340,324	11,660,665
Moneta Money Bank AS(c)	2,258,951	7,505,986

		34,585,013

Egypt — 0.2%
Commercial International Bank Egypt SAE	6,776,119	33,123,956
Eastern Co. SAE	5,366,602	4,983,749
EISewedy Electric Co.	4,013,196	2,994,960

		41,102,665

Greece — 0.3%
Alpha Bank AE(a)	8,371,733	17,630,589
Eurobank Ergasias SA(a)	11,827,925	12,467,648
FF Group(a)(d)	246,892	2,722
Hellenic Telecommunications Organization SA	1,031,566	15,514,204
Jumbo SA	490,392	9,840,856
Motor Oil Hellas Corinth Refineries SA	279,695	6,550,241
National Bank of Greece SA(a)	2,502,000	8,480,262
OPAP SA	814,468	10,022,044
Titan Cement International SA(a)	217,361	4,419,373

		84,927,939

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	1,883,703	18,226,180
OTP Bank Nyrt	1,048,677	49,419,356
Richter Gedeon Nyrt	665,508	12,762,216

		80,407,752

India — 9.1%
Adani Ports & Special Economic Zone Ltd.	2,895,353	15,419,684
Ambuja Cements Ltd.	2,824,393	8,057,320
Ashok Leyland Ltd.	5,556,315	6,130,438

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Asian Paints Ltd.	1,350,138	$32,110,653
Aurobindo Pharma Ltd.	1,246,717	7,818,756
Avenue Supermarts Ltd.(a)(c)	590,427	14,999,870
Axis Bank Ltd.	9,710,181	100,035,675
Bajaj Auto Ltd.	393,653	17,428,011
Bajaj Finance Ltd.	810,704	46,042,450
Bajaj Finserv Ltd.	179,673	22,817,438
Bandhan Bank Ltd.(c)	1,791,493	14,514,246
Berger Paints India Ltd.	850,937	5,889,985
Bharat Forge Ltd.	1,012,745	6,556,108
Bharat Petroleum Corp. Ltd.	3,026,023	21,578,143
Bharti Airtel Ltd.	9,537,600	58,824,340
Bharti Infratel Ltd.	1,583,448	6,098,717
Bosch Ltd.	36,285	8,164,966
Britannia Industries Ltd.	273,274	11,647,882
Cipla Ltd.	1,614,375	10,502,580
Coal India Ltd.	5,799,893	16,594,222
Colgate-Palmolive India Ltd.	217,638	4,472,444
Container Corp. of India Ltd.	991,184	7,999,938
Dabur India Ltd.	2,511,770	16,074,628
Divi’s Laboratories Ltd.	374,608	9,327,406
DLF Ltd.	2,381,573	7,293,697
Dr. Reddy’s Laboratories Ltd.	535,350	21,744,967
Eicher Motors Ltd.	62,869	20,052,702
GAIL India Ltd.	7,489,293	13,159,441
Godrej Consumer Products Ltd.	1,704,635	17,227,536
Grasim Industries Ltd.	1,395,946	15,315,272
Havells India Ltd.	1,200,629	11,170,724
HCL Technologies Ltd.	2,521,485	39,635,512
HDFC Asset Management Co. Ltd.(c)	176,846	8,719,226
HDFC Life Insurance Co. Ltd.(c)	2,389,530	19,036,298
Hero MotoCorp Ltd.	461,677	15,661,461
Hindalco Industries Ltd.	5,648,951	15,760,760
Hindustan Petroleum Corp. Ltd.	2,849,328	11,224,535
Hindustan Unilever Ltd.	3,028,555	85,924,628
Housing Development Finance Corp. Ltd.	7,605,166	243,540,235
ICICI Bank Ltd.	21,907,721	156,541,527
ICICI Lombard General Insurance Co. Ltd.(c)	752,423	14,294,857
ICICI Prudential Life Insurance Co. Ltd.(c)	1,359,951	9,525,107
Indian Oil Corp. Ltd.	8,790,941	16,102,173
Info Edge India Ltd.	236,672	8,689,108
Infosys Ltd.	15,822,438	153,587,102
InterGlobe Aviation Ltd.(c)	434,587	8,748,988
ITC Ltd.	16,103,396	55,311,055
JSW Steel Ltd.	4,036,230	14,715,817
Larsen & Toubro Ltd.	2,220,728	41,188,913
LIC Housing Finance Ltd.	1,389,872	8,991,665
Lupin Ltd.	1,036,418	11,567,284
Mahindra & Mahindra Financial Services Ltd.	1,453,676	7,129,826
Mahindra & Mahindra Ltd.	3,525,362	26,072,567
Marico Ltd.	2,142,063	10,746,520
Maruti Suzuki India Ltd.	492,523	49,747,312
Motherson Sumi Systems Ltd.	4,427,063	7,994,787
Nestle India Ltd.	109,692	22,101,170
NTPC Ltd.	11,192,347	18,152,704
Oil & Natural Gas Corp. Ltd.	11,696,481	21,481,253
Page Industries Ltd.	26,426	8,122,245
Petronet LNG Ltd.	2,867,330	10,851,787
Pidilite Industries Ltd.	585,078	10,627,031
Piramal Enterprises Ltd.	419,586	10,589,155

Security	Shares	Value

India (continued)
Power Grid Corp. of India Ltd.	8,613,113	$23,208,430
REC Ltd.	3,272,235	6,290,172
Reliance Industries Ltd.	13,238,978	286,260,892
SBI Life Insurance Co. Ltd.(c)	1,531,318	20,493,352
Shree Cement Ltd.	40,076	11,729,677
Shriram Transport Finance Co. Ltd.	796,527	12,515,703
Siemens Ltd.	277,062	5,678,154
State Bank of India(a)	8,299,722	39,550,583
Sun Pharmaceutical Industries Ltd.	3,910,852	24,524,088
Tata Consultancy Services Ltd.	4,180,893	119,664,312
Tata Motors Ltd.(a)	7,390,157	16,637,189
Tata Power Co. Ltd. (The)	5,274,365	4,216,551
Tata Steel Ltd.	1,610,313	9,596,220
Tech Mahindra Ltd.	2,160,887	22,936,503
Titan Co. Ltd.	1,457,116	23,555,566
UltraTech Cement Ltd.	469,627	27,882,047
United Spirits Ltd.(a)	1,378,552	11,650,074
UPL Ltd.	2,530,233	20,218,938
Vedanta Ltd.	8,713,790	17,564,231
Wipro Ltd.	5,345,163	17,711,033
Zee Entertainment Enterprises Ltd.	3,358,464	13,719,434

		2,453,055,996

Indonesia — 1.9%
Ace Hardware Indonesia Tbk PT	5,000,000	560,085
Adaro Energy Tbk PT	68,757,500	5,995,868
Astra International Tbk PT	94,151,700	43,387,880
Bank Central Asia Tbk PT	46,030,200	102,470,633
Bank Mandiri Persero Tbk PT	87,150,400	43,096,352
Bank Negara Indonesia Persero Tbk PT	34,823,676	18,516,666
Bank Rakyat Indonesia Persero Tbk PT	258,614,010	74,989,812
Bank Tabungan Negara Persero Tbk PT	20,091,700	3,034,053
Barito Pacific Tbk PT	125,058,200	12,058,075
Bukit Asam Tbk PT	13,989,400	2,400,166
Bumi Serpong Damai Tbk PT(a)	37,574,300	3,329,874
Charoen Pokphand Indonesia Tbk PT	34,612,445	16,502,566
Gudang Garam Tbk PT	2,260,000	8,071,429
Hanjaya Mandala Sampoerna Tbk PT	44,154,800	6,057,394
Indah Kiat Pulp & Paper Corp. Tbk PT	12,898,300	6,218,252
Indocement Tunggal Prakarsa Tbk PT	8,791,700	12,092,094
Indofood CBP Sukses Makmur Tbk PT	11,089,800	8,904,075
Indofood Sukses Makmur Tbk PT	20,799,000	11,722,939
Jasa Marga Persero Tbk PT	10,658,895	3,733,069
Kalbe Farma Tbk PT	102,087,115	11,037,423
Pabrik Kertas Tjiwi Kimia Tbk PT	6,594,000	4,300,943
Pakuwon Jati Tbk PT	84,605,700	3,389,027
Perusahaan Gas Negara Tbk PT	51,857,600	7,058,957
Semen Indonesia Persero Tbk PT	14,010,500	11,373,288
Telekomunikasi Indonesia Persero Tbk PT	230,318,200	64,172,317
Unilever Indonesia Tbk PT	7,255,800	21,502,477
United Tractors Tbk PT	7,927,953	11,761,249
XL Axiata Tbk PT(a)	10,791,100	2,555,283

		520,292,246

Malaysia — 1.9%
AirAsia Group Bhd	6,854,200	2,773,518
AMMB Holdings Bhd	7,970,475	7,614,556
Axiata Group Bhd	12,780,700	12,638,403
British American Tobacco Malaysia Bhd	696,100	2,716,732
CIMB Group Holdings Bhd	22,267,400	27,617,654
Dialog Group Bhd	16,977,312	13,617,621

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
DiGi.Com Bhd	14,332,600	$15,374,129
Fraser & Neave Holdings Bhd	620,600	5,162,132
Gamuda Bhd	8,098,400	7,290,790
Genting Bhd	9,975,500	13,924,857
Genting Malaysia Bhd	13,834,500	10,401,133
Genting Plantations Bhd	1,388,400	3,430,693
HAP Seng Consolidated Bhd	2,856,200	6,770,353
Hartalega Holdings Bhd	6,980,100	8,774,219
Hong Leong Bank Bhd	3,065,500	12,404,394
Hong Leong Financial Group Bhd	1,080,600	4,217,354
IHH Healthcare Bhd	10,220,100	13,140,653
IJM Corp. Bhd	13,150,940	6,580,980
IOI Corp. Bhd	9,130,820	9,510,132
Kuala Lumpur Kepong Bhd	2,004,700	11,203,088
Malayan Banking Bhd	17,748,100	36,248,364
Malaysia Airports Holdings Bhd	4,787,800	9,514,843
Maxis Bhd(b)	10,768,000	13,355,259
MISC Bhd	5,164,700	10,078,368
Nestle Malaysia Bhd(b)	315,500	10,825,129
Petronas Chemicals Group Bhd	11,270,100	19,051,097
Petronas Dagangan Bhd	1,107,600	6,073,037
Petronas Gas Bhd	2,873,800	10,665,366
PPB Group Bhd	2,814,360	12,264,181
Press Metal Aluminium Holdings Bhd(b)	6,880,800	7,743,268
Public Bank Bhd	14,372,230	67,516,617
QL Resources Bhd	2,698,100	4,683,641
RHB Bank Bhd(b)	7,122,525	9,652,458
RHB Capital Bhd(a)(d)	3,214,200	8
Sime Darby Bhd	12,488,573	6,727,951
Sime Darby Plantation Bhd(b)	9,851,073	11,746,281
Telekom Malaysia Bhd	5,224,700	4,703,669
Tenaga Nasional Bhd	14,476,250	45,614,139
Top Glove Corp. Bhd	7,117,100	7,668,371
Westports Holdings Bhd	4,444,200	4,437,283
YTL Corp. Bhd	14,388,789	2,876,724

		496,609,445

Mexico — 2.3%
Alfa SAB de CV, Class A	14,059,700	11,071,595
Alsea SAB de CV(a)(b)	2,435,000	6,613,842
America Movil SAB de CV, Series L, NVS	155,611,400	119,667,325
Arca Continental SAB de CV	1,976,936	10,491,023
Cemex SAB de CV, CPO, NVS	70,443,073	25,821,844
Coca-Cola Femsa SAB de CV	2,423,393	13,933,687
El Puerto de Liverpool SAB de CV, Series C1, NVS(b)	901,765	4,458,086
Fibra Uno Administracion SA de CV	14,791,300	22,650,849
Fomento Economico Mexicano SAB de CV	8,965,200	81,574,104
Gruma SAB de CV, Series B	964,975	9,745,973
Grupo Aeroportuario del Pacifico SAB de CV, Series B	1,651,900	16,835,313
Grupo Aeroportuario del Sureste SAB de CV, Class B	965,395	16,514,488
Grupo Bimbo SAB de CV, Series A(b)	7,714,600	13,368,203
Grupo Carso SAB de CV, Series A1	2,281,141	7,643,761
Grupo Financiero Banorte SAB de CV, Class O	12,009,856	63,381,845
Grupo Financiero Inbursa SAB de CV, Class O(b)	11,068,000	13,170,043
Grupo Mexico SAB de CV, Series B	16,340,088	42,790,582
Grupo Televisa SAB, CPO	11,232,100	24,502,107
Industrias Penoles SAB de CV	671,533	7,136,899
Infraestructura Energetica Nova SAB de CV	2,480,600	10,198,114

Security	Shares	Value

Mexico (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	7,032,000	$13,501,238
Megacable Holdings SAB de CV, CPO	1,405,460	4,989,057
Orbia Advance Corp. SAB de CV	4,899,234	10,720,018
Promotora y Operadora de Infraestructura SAB de CV	1,063,260	10,190,245
Wal-Mart de Mexico SAB de CV	24,205,600	67,607,654

		628,577,895

Pakistan — 0.0%
Habib Bank Ltd.	3,013,900	2,842,767
MCB Bank Ltd.	1,967,800	2,541,808
Oil & Gas Development Co. Ltd.	3,282,300	2,791,472

		8,176,047

Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR	1,032,975	15,876,826
Credicorp Ltd.	309,909	65,449,681
Southern Copper Corp.	393,230	14,954,537

		96,281,044

Philippines — 1.0%
Aboitiz Equity Ventures Inc.	9,801,690	9,441,951
Aboitiz Power Corp.	6,353,864	4,307,599
Altus San Nicolas Corp.(a)	195,768	20,010
Ayala Corp.	1,299,006	20,604,129
Ayala Land Inc.	34,608,100	30,988,262
Bank of the Philippine Islands	4,350,474	7,358,521
BDO Unibank Inc.	9,273,061	27,701,479
Globe Telecom Inc.	162,235	6,193,760
GT Capital Holdings Inc.	466,782	8,216,796
International Container Terminal Services Inc.	4,422,200	10,756,350
JG Summit Holdings Inc.	13,710,124	20,747,979
Jollibee Foods Corp.	2,151,569	8,129,514
Manila Electric Co.	973,750	6,112,885
Megaworld Corp.	53,654,900	4,677,580
Metro Pacific Investments Corp.	69,240,500	5,859,178
Metropolitan Bank & Trust Co.	7,697,415	10,035,496
PLDT Inc.	414,058	8,759,468
Robinsons Land Corp.	9,646,606	4,973,749
Security Bank Corp.	1,054,650	4,254,713
SM Investments Corp.	1,162,017	24,239,654
SM Prime Holdings Inc.	47,470,625	36,433,226
Universal Robina Corp.	4,279,290	12,640,390

		272,452,689

Poland — 0.9%
Bank Millennium SA(a)	2,940,406	4,150,047
Bank Polska Kasa Opieki SA	780,615	20,917,261
CCC SA(b)	138,265	3,973,610
CD Projekt SA	312,973	21,005,973
Cyfrowy Polsat SA	1,210,265	8,639,777
Dino Polska SA(a)(c)	230,952	7,983,715
Grupa Lotos SA	429,391	10,065,473
KGHM Polska Miedz SA(a)	666,841	15,328,110
LPP SA	6,120	13,613,735
mBank SA(a)	70,768	6,734,726
Orange Polska SA(a)	3,070,179	5,016,158
PGE Polska Grupa Energetyczna SA(a)	3,919,191	8,740,155
Polski Koncern Naftowy ORLEN SA	1,395,208	33,140,671
Polskie Gornictwo Naftowe i Gazownictwo SA	8,140,540	9,616,163
Powszechna Kasa Oszczednosci Bank Polski SA	4,060,327	37,519,392
Powszechny Zaklad Ubezpieczen SA	2,793,159	27,638,423

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Poland (continued)
Santander Bank Polska SA	166,374	$11,698,355

		245,781,744

Qatar — 0.9%
Barwa Real Estate Co.	5,955,473	5,543,377
Commercial Bank PSQC (The)	9,956,978	11,904,344
Industries Qatar QSC	8,475,136	23,388,460
Masraf Al Rayan QSC	18,453,375	19,392,792
Mesaieed Petrochemical Holding Co.	20,441,517	14,507,423
Ooredoo QPSC	4,017,867	7,611,300
Qatar Electricity & Water Co. QSC	2,512,134	11,060,658
Qatar Fuel QSC	2,432,155	14,897,655
Qatar Insurance Co. SAQ	8,061,373	6,755,402
Qatar International Islamic Bank QSC	1,566,858	3,917,680
Qatar Islamic Bank SAQ	5,493,534	22,283,039
Qatar National Bank QPSC	21,188,854	111,337,639

		252,599,769

Russia — 3.8%
Alrosa PJSC	12,311,460	14,922,401
Gazprom PJSC	45,957,449	184,158,728
Gazprom PJSC, ADR	1,805,664	14,344,195
Inter RAO UES PJSC	168,474,000	11,689,899
LUKOIL PJSC	1,822,825	174,071,704
Magnit PJSC, GDR(e)	1,677,157	19,144,747
Magnitogorsk Iron & Steel Works PJSC	10,901,100	6,612,407
MMC Norilsk Nickel PJSC	296,097	78,532,277
Mobile TeleSystems PJSC, ADR	2,287,415	21,593,198
Moscow Exchange MICEX-RTS PJSC	6,233,700	10,252,094
Novatek PJSC, GDR(e)	424,841	84,118,518
Novolipetsk Steel PJSC	5,699,390	11,476,817
PhosAgro PJSC, GDR(e)	575,708	7,092,723
Polymetal International PLC	869,665	13,068,655
Polyus PJSC	113,825	12,204,265
Rosneft Oil Co. PJSC	5,044,977	34,617,004
Rosneft Oil Co. PJSC, GDR(e)	300,281	2,035,905
Sberbank of Russia PJSC	50,005,221	182,047,948
Severstal PJSC	1,002,365	14,161,310
Surgutneftegas PJSC	26,120,960	17,923,360
Surgutneftegas PJSC, ADR	709,352	4,805,860
Tatneft PJSC	7,084,044	81,609,245
VTB Bank PJSC	14,556,801,998	10,266,996
X5 Retail Group NV, GDR(e)	575,116	19,185,447

		1,029,935,703

Saudi Arabia — 2.4%
Advanced Petrochemical Co.	354,870	4,438,241
Al Rajhi Bank	5,777,100	95,822,832
Alinma Bank	3,801,054	23,110,408
Almarai Co. JSC	1,124,975	14,774,672
Arab National Bank	1,655,908	11,260,174
Bank AlBilad	1,606,148	11,050,298
Bank Al-Jazira	2,093,895	7,605,027
Banque Saudi Fransi	2,531,106	22,611,214
Bupa Arabia for Cooperative Insurance Co.	122,946	3,311,346
Co for Cooperative Insurance (The)(a)	247,203	4,601,272
Dar Al Arkan Real Estate Development Co.(a)	2,623,269	8,114,645
Emaar Economic City(a)	1,628,808	3,952,574
Etihad Etisalat Co.(a)	1,883,982	11,293,844
Jarir Marketing Co.	248,723	10,492,794
National Commercial Bank	5,721,363	70,182,053
National Industrialization Co.(a)	1,544,936	4,828,440

Security	Shares	Value

Saudi Arabia (continued)
Rabigh Refining & Petrochemical Co.(a)	1,004,108	$5,157,099
Riyad Bank	5,755,817	33,767,460
Sahara International Petrochemical Co.	1,553,879	6,464,137
Samba Financial Group	4,728,733	36,758,018
Saudi Airlines Catering Co.	129,140	3,058,035
Saudi Arabian Fertilizer Co.	753,414	14,726,732
Saudi Arabian Mining Co.(a)	1,951,513	22,351,329
Saudi Basic Industries Corp.	3,599,528	87,348,546
Saudi British Bank (The)	2,781,676	25,294,707
Saudi Cement Co.	310,920	5,638,016
Saudi Electricity Co.	3,818,681	20,651,427
Saudi Industrial Investment Group	895,404	4,828,018
Saudi Kayan Petrochemical Co.(a)	3,721,726	10,004,000
Saudi Telecom Co.	1,917,294	47,651,147
Savola Group (The)(a)	1,162,662	9,735,356
Yanbu National Petrochemical Co.	1,073,154	14,337,337

		655,221,198

South Africa — 4.7%
Absa Group Ltd.	3,357,492	33,742,187
Anglo American Platinum Ltd.	253,564	20,981,456
AngloGold Ashanti Ltd.	1,952,379	36,517,335
Aspen Pharmacare Holdings Ltd.(a)	1,813,145	14,526,938
Bid Corp. Ltd.	1,576,920	34,720,651
Bidvest Group Ltd. (The)	1,329,590	18,417,176
Capitec Bank Holdings Ltd.	213,008	20,602,597
Clicks Group Ltd.	1,226,119	20,956,903
Discovery Ltd.	1,858,198	14,971,600
Exxaro Resources Ltd.	1,174,040	10,682,778
FirstRand Ltd.	15,515,461	66,305,751
Fortress REIT Ltd., Series A	5,523,907	7,445,381
Foschini Group Ltd. (The)	1,120,543	11,866,912
Gold Fields Ltd.	3,921,535	20,593,880
Growthpoint Properties Ltd.	13,982,817	21,766,741
Impala Platinum Holdings Ltd.(a)	3,633,568	27,921,911
Investec Ltd.	1,393,447	8,008,065
Kumba Iron Ore Ltd.	302,766	7,766,579
Liberty Holdings Ltd.	632,945	4,815,445
Life Healthcare Group Holdings Ltd.	6,589,330	11,116,375
Momentum Metropolitan Holdings	4,521,309	6,279,167
Mr. Price Group Ltd.	1,218,944	14,557,783
MTN Group Ltd.	7,864,773	49,578,181
MultiChoice Group Ltd.(a)	2,064,595	17,079,793
Naspers Ltd., Class N	2,035,435	290,997,889
Nedbank Group Ltd.	1,730,348	25,861,340
NEPI Rockcastle PLC	1,786,375	15,119,513
Northam Platinum Ltd.(a)	1,504,203	10,984,080
Old Mutual Ltd.	22,667,746	28,680,817
Pepkor Holdings Ltd.(c)	2,255,714	2,721,697
Pick n Pay Stores Ltd.	1,728,331	8,006,491
PSG Group Ltd.	716,381	11,402,548
Rand Merchant Investment Holdings Ltd.	3,657,718	7,536,102
Redefine Properties Ltd.	25,650,991	14,407,129
Reinet Investments SCA	691,772	13,465,312
Remgro Ltd.	2,445,861	32,081,791
RMB Holdings Ltd.	3,665,418	20,174,433
Sanlam Ltd.	8,732,822	45,538,451
Sasol Ltd.	2,616,415	47,139,395
Shoprite Holdings Ltd.	2,213,675	19,361,536
Sibanye Gold Ltd.(a)	10,290,177	20,281,192
SPAR Group Ltd. (The)	891,887	12,533,773

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Standard Bank Group Ltd.	5,989,651	$67,748,909
Telkom SA SOC Ltd.	1,318,507	4,219,258
Tiger Brands Ltd.	763,197	10,640,903
Vodacom Group Ltd.	2,968,885	24,540,459
Woolworths Holdings Ltd./South Africa	4,674,516	16,646,164

		1,251,310,767

South Korea — 10.9%
Amorepacific Corp.	147,860	23,659,603
AMOREPACIFIC Group(b)	135,777	9,334,202
BGF retail Co. Ltd.	37,636	5,353,129
BNK Financial Group Inc.	1,294,451	7,627,633
Celltrion Healthcare Co. Ltd.(a)(b)	234,140	9,762,854
Celltrion Inc.(a)(b)	417,207	61,460,456
Cheil Worldwide Inc.	331,666	6,640,902
CJ CheilJedang Corp.	38,372	8,056,772
CJ Corp.	65,870	5,136,204
CJ ENM Co. Ltd.	52,041	6,723,495
CJ Logistics Corp.(a)(b)	42,060	5,608,475
Daelim Industrial Co. Ltd.	128,431	9,775,174
Daewoo Engineering & Construction Co. Ltd.(a)	848,281	3,203,093
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(b)	180,075	4,017,251
DB Insurance Co. Ltd.	233,169	10,995,651
Doosan Bobcat Inc.	231,737	6,140,937
E-MART Inc.	97,310	10,792,541
Fila Korea Ltd.(b)	229,296	10,017,080
GS Engineering & Construction Corp.	277,495	7,048,089
GS Holdings Corp.	236,293	9,572,552
GS Retail Co. Ltd.	127,118	4,100,407
Hana Financial Group Inc.	1,392,842	42,157,306
Hankook Tire & Technology Co. Ltd.	346,076	9,742,223
Hanmi Pharm Co. Ltd.	29,720	8,039,233
Hanon Systems	874,288	7,994,167
Hanwha Chemical Corp.	489,704	7,276,218
Hanwha Corp.	185,124	3,847,771
Hanwha Life Insurance Co. Ltd.	1,564,745	3,033,710
HDC Holdings Co. Ltd.	1	10
HDC Hyundai Development Co-Engineering & Construction, Class E	124,367	2,911,355
Helixmith Co. Ltd.(a)(b)	89,237	6,867,581
HLB Inc.(a)(b)	159,461	15,539,060
Hotel Shilla Co. Ltd.(b)	146,955	10,538,110
Hyundai Department Store Co. Ltd.	68,197	4,803,785
Hyundai Engineering & Construction Co. Ltd.	363,111	12,588,914
Hyundai Glovis Co. Ltd.	87,182	11,108,573
Hyundai Heavy Industries Holdings Co. Ltd.	45,628	13,366,031
Hyundai Marine & Fire Insurance Co. Ltd.	293,618	6,960,423
Hyundai Mobis Co. Ltd.	308,650	64,021,716
Hyundai Motor Co.	685,096	70,182,971
Hyundai Steel Co.	379,326	10,196,504
Industrial Bank of Korea	1,174,939	11,688,213
Kakao Corp.	231,613	30,492,166
Kangwon Land Inc.	554,174	13,770,484
KB Financial Group Inc.	1,836,335	71,593,978
KCC Corp.	28,501	5,236,183
Kia Motors Corp.	1,221,097	44,712,734
KMW Co. Ltd.(a)	112,638	4,424,843
Korea Aerospace Industries Ltd.	343,141	10,836,184
Korea Electric Power Corp.(a)	1,186,747	28,032,207
Korea Gas Corp.	129,477	4,099,767

Security	Shares	Value

South Korea (continued)
Korea Investment Holdings Co. Ltd.	195,101	$11,843,324
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)(b)	181,865	18,476,739
Korea Zinc Co. Ltd.	41,174	14,152,854
Korean Air Lines Co. Ltd.	215,294	4,511,304
KT&G Corp.	539,848	44,699,771
Kumho Petrochemical Co. Ltd.	86,299	5,340,945
LG Chem Ltd.	211,446	54,868,729
LG Corp.	438,035	26,330,682
LG Display Co. Ltd.(a)(b)	1,085,681	13,511,841
LG Electronics Inc.	492,069	29,120,453
LG Household & Health Care Ltd.	43,363	46,441,345
LG Innotek Co. Ltd.	66,890	6,909,012
LG Uplus Corp.	485,321	5,505,906
Lotte Chemical Corp.	80,170	14,932,396
Lotte Corp.(b)	133,938	4,042,577
Lotte Shopping Co. Ltd.	53,331	5,982,608
Medy-Tox Inc.	20,666	5,289,194
Meritz Securities Co. Ltd.	1,405,465	5,057,128
Mirae Asset Daewoo Co. Ltd.	1,850,917	11,329,746
NAVER Corp.	649,822	94,627,595
NCSoft Corp.	76,515	31,936,583
Netmarble Corp.(a)(b)(c)	120,336	8,965,473
NH Investment & Securities Co. Ltd.	647,655	6,799,240
OCI Co. Ltd.	91,374	4,788,596
Orange Life Insurance Ltd.(c)	158,551	3,832,393
Orion Corp./Republic of Korea	112,079	9,773,642
Ottogi Corp.(b)	6,251	2,947,811
Pan Ocean Co. Ltd.(a)	1,258,438	4,474,825
Pearl Abyss Corp.(a)(b)	30,799	4,831,778
POSCO	363,877	71,010,158
POSCO Chemical Co. Ltd.(b)	112,495	4,581,137
Posco International Corp.	232,330	3,589,741
S-1 Corp.	81,581	6,464,870
Samsung Biologics Co. Ltd.(a)(c)	76,440	25,465,978
Samsung C&T Corp.	392,449	32,860,522
Samsung Card Co. Ltd.	140,447	4,411,450
Samsung Electro-Mechanics Co. Ltd.(b)	260,436	24,474,788
Samsung Electronics Co. Ltd.	22,123,087	942,125,281
Samsung Engineering Co. Ltd.(a)	726,237	11,559,290
Samsung Fire & Marine Insurance Co. Ltd.	143,253	28,198,216
Samsung Heavy Industries Co. Ltd.(a)	2,061,276	12,146,197
Samsung Life Insurance Co. Ltd.	326,200	19,773,881
Samsung SDI Co. Ltd.	254,813	49,834,317
Samsung SDS Co. Ltd.	161,896	26,796,485
Samsung Securities Co. Ltd.	294,764	9,009,000
Shinhan Financial Group Co. Ltd.	2,085,140	76,880,876
Shinsegae Inc.	34,765	8,285,440
SK Holdings Co. Ltd.	161,124	35,126,301
SK Hynix Inc.	2,527,259	173,098,466
SK Innovation Co. Ltd.	256,920	31,866,215
SK Telecom Co. Ltd.	90,150	18,775,685
S-Oil Corp.	209,267	15,803,764
Woongjin Coway Co. Ltd.	242,378	18,386,377
Woori Financial Group Inc.	2,231,432	22,103,674
Yuhan Corp.	41,999	7,680,467

		2,942,721,986

Spain — 0.0%
AmRest Holdings SE(a)	166,023	1,995,137

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan — 11.7%
Accton Technology Corp.	2,191,000	$11,418,004
Acer Inc.(b)	13,788,121	8,111,856
Advantech Co. Ltd.	1,623,126	15,933,080
Airtac International Group.	577,000	8,339,981
ASE Technology Holding Co. Ltd.	16,009,110	39,667,941
Asia Cement Corp.	10,091,077	15,032,184
Asustek Computer Inc.	3,249,968	24,552,781
AU Optronics Corp.(b)	41,051,000	11,813,237
Catcher Technology Co. Ltd.(b)	3,055,210	24,984,018
Cathay Financial Holding Co. Ltd.	36,489,710	49,872,041
Chailease Holding Co. Ltd.	5,558,991	24,870,201
Chang Hwa Commercial Bank Ltd.	25,975,244	19,538,580
Cheng Shin Rubber Industry Co. Ltd.	9,284,128	12,658,584
Chicony Electronics Co. Ltd.	2,762,998	8,014,465
China Airlines Ltd.	12,099,347	3,573,036
China Development Financial Holding Corp.	60,296,848	19,189,538
China Life Insurance Co. Ltd./Taiwan(a)	12,606,490	10,474,247
China Steel Corp.(b)	55,407,313	42,494,588
Chunghwa Telecom Co. Ltd.	17,544,410	64,978,231
Compal Electronics Inc.	18,168,908	11,195,342
CTBC Financial Holding Co. Ltd.	85,312,772	61,096,477
Delta Electronics Inc.(b)	9,061,000	41,577,162
E.Sun Financial Holding Co. Ltd.	48,597,170	43,085,280
Eclat Textile Co. Ltd.	905,427	11,751,662
Eva Airways Corp.	10,456,109	4,797,874
Evergreen Marine Corp. Taiwan Ltd.(a)	11,127,810	4,522,536
Far Eastern New Century Corp.	14,800,038	14,431,135
Far EasTone Telecommunications Co. Ltd.	7,408,000	17,748,801
Feng TAY Enterprise Co. Ltd.	1,568,281	9,817,659
First Financial Holding Co. Ltd.	45,726,026	34,395,120
Formosa Chemicals & Fibre Corp.	16,464,090	47,108,866
Formosa Petrochemical Corp.(b)	5,782,000	18,192,819
Formosa Plastics Corp.	20,909,280	66,612,544
Formosa Taffeta Co. Ltd.	4,142,000	4,615,723
Foxconn Technology Co. Ltd.	4,348,637	9,492,444
Fubon Financial Holding Co. Ltd.	30,677,969	45,045,903
Giant Manufacturing Co. Ltd.	1,409,203	10,207,432
Globalwafers Co. Ltd.(b)	1,014,000	11,000,606
Highwealth Construction Corp.(b)	3,990,170	6,087,819
Hiwin Technologies Corp.(b)	1,095,649	9,354,700
Hon Hai Precision Industry Co. Ltd.	57,877,873	167,882,918
Hotai Motor Co. Ltd.(b)	1,408,000	27,550,384
Hua Nan Financial Holdings Co. Ltd.	37,346,615	26,562,054
Innolux Corp.(b)	40,238,002	10,418,715
Inventec Corp.	11,484,281	8,600,837
Largan Precision Co. Ltd.	468,000	68,028,384
Lite-On Technology Corp.	9,822,246	15,581,413
MediaTek Inc.	6,992,338	96,598,563
Mega Financial Holding Co. Ltd.	50,393,162	50,045,486
Micro-Star International Co. Ltd.	3,152,000	8,667,600
Nan Ya Plastics Corp.	24,169,160	56,639,352
Nanya Technology Corp.	5,655,000	13,196,637
Nien Made Enterprise Co. Ltd.	773,000	7,093,951
Novatek Microelectronics Corp.(b)	2,661,000	19,492,748
Pegatron Corp.	8,960,414	19,970,441
Phison Electronics Corp.	685,535	6,392,380
Pou Chen Corp.	10,357,220	13,493,699
Powertech Technology Inc.	3,362,300	10,369,952
President Chain Store Corp.	2,657,000	26,604,399
Quanta Computer Inc.(b)	12,254,000	24,218,423

Security	Shares	Value

Taiwan (continued)
Realtek Semiconductor Corp.(b)	2,230,637	$16,851,963
Ruentex Development Co. Ltd.	2,703,458	4,040,500
Ruentex Industries Ltd.(b)	1,681,958	4,173,128
Shanghai Commercial & Savings Bank Ltd. (The)(b)	15,693,318	25,666,461
Shin Kong Financial Holding Co. Ltd.(b)	50,641,436	16,681,026
SinoPac Financial Holdings Co. Ltd.	50,393,626	21,224,106
Standard Foods Corp.	2,218,615	4,821,100
Synnex Technology International Corp.	6,308,834	7,619,689
Taishin Financial Holding Co. Ltd.	43,744,482	20,430,962
Taiwan Business Bank	21,179,493	8,677,133
Taiwan Cement Corp.	22,723,898	30,834,283
Taiwan Cooperative Financial Holding Co. Ltd.	41,956,869	28,534,604
Taiwan High Speed Rail Corp.	9,254,000	10,903,830
Taiwan Mobile Co. Ltd.	7,474,600	28,050,727
Taiwan Semiconductor Manufacturing Co. Ltd.	114,283,000	1,142,436,702
Tatung Co. Ltd.(a)(b)	8,776,000	6,342,433
Uni-President Enterprises Corp.	22,515,839	53,502,838
United Microelectronics Corp.	51,371,000	25,171,546
Vanguard International Semiconductor Corp.(b)	4,171,000	9,788,224
Walsin Technology Corp.(b)	1,480,000	8,246,341
Win Semiconductors Corp.	1,566,000	15,526,294
Winbond Electronics Corp.	13,957,000	7,982,486
Wistron Corp.	12,908,940	11,719,822
Wiwynn Corp.	330,000	5,981,220
WPG Holdings Ltd.	7,498,449	9,326,827
Yageo Corp.(b)	1,193,861	12,912,739
Yuanta Financial Holding Co. Ltd.	46,065,635	29,819,121
Zhen Ding Technology Holding Ltd.	2,503,075	11,034,352

		3,153,363,290

Thailand — 2.7%
Advanced Info Service PCL, NVDR	5,488,200	38,504,125
Airports of Thailand PCL, NVDR	19,880,200	49,671,717
B Grimm Power PCL, NVDR	2,887,600	5,064,708
Bangkok Bank PCL, Foreign	2,234,500	13,125,631
Bangkok Dusit Medical Services PCL, NVDR	43,581,000	35,479,196
Bangkok Expressway & Metro PCL, NVDR	35,841,200	12,809,960
Banpu PCL, NVDR	20,840,100	8,000,171
Berli Jucker PCL, NVDR	5,713,700	8,603,404
BTS Group Holdings PCL, NVDR	31,468,200	14,267,042
Bumrungrad Hospital PCL, NVDR	2,050,500	9,194,763
Central Pattana PCL, NVDR	10,680,600	22,002,725
Charoen Pokphand Foods PCL, NVDR	18,222,500	16,583,726
CP ALL PCL, NVDR	27,181,900	68,365,166
Electricity Generating PCL, NVDR	1,330,100	15,186,051
Energy Absolute PCL, NVDR	7,903,500	11,181,422
Global Power Synergy PCL, NVDR	3,029,300	8,170,363
Gulf Energy Development PCL, NVDR	2,462,500	13,609,250
Home Product Center PCL, NVDR	27,483,714	15,007,240
Indorama Ventures PCL, NVDR	7,971,780	9,167,514
Intouch Holdings PCL, NVDR	10,551,300	20,514,234
IRPC PCL, NVDR	53,717,100	6,221,886
Kasikornbank PCL, Foreign	6,057,900	31,073,864
Kasikornbank PCL, NVDR	3,297,700	16,915,479
Krung Thai Bank PCL, NVDR	16,630,700	9,026,011
Land & Houses PCL, NVDR	38,409,800	12,456,889
Minor International PCL, NVDR	12,905,620	16,443,001
Muangthai Capital PCL, NVDR	2,986,700	5,955,115
Osotspa PCL, NVDR	2,432,700	3,300,759
PTT Exploration & Production PCL, NVDR	6,412,239	25,464,339

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
PTT Global Chemical PCL, NVDR(b)	10,687,830	$19,011,198
PTT PCL, NVDR	52,878,800	75,684,888
Ratch Group PCL, NVDR	3,417,800	8,002,295
Robinson PCL, NVDR	2,511,900	5,465,622
Siam Cement PCL (The), NVDR	3,600,100	45,392,177
Siam Commercial Bank PCL (The), NVDR	3,866,300	15,481,833
Srisawad Corp PCL, NVDR	2,717,400	5,642,983
Thai Oil PCL, NVDR(b)	5,353,100	12,223,510
Thai Union Group PCL, NVDR	15,744,100	7,190,157
TMB Bank PCL, NVDR(b)	89,987,463	4,764,787
Total Access Communication PCL, NVDR	3,259,800	5,771,467
True Corp. PCL, NVDR(b)	54,859,201	8,060,721

		734,057,389

Turkey — 0.5%
Akbank T.A.S.(a)	13,187,225	17,840,122
Anadolu Efes Biracilik Ve Malt Sanayii AS	984,753	3,717,149
Arcelik AS(a)	935,372	3,276,693
Aselsan Elektronik Sanayi Ve Ticaret AS	1,548,495	5,033,586
BIM Birlesik Magazalar AS	1,995,092	15,978,799
Enka Insaat ve Sanayi AS	2	1
Eregli Demir ve Celik Fabrikalari TAS	6,566,142	9,168,705
Ford Otomotiv Sanayi AS	334,520	3,715,918
Haci Omer Sabanci Holding AS	4,225,340	6,694,628
KOC Holding AS	3,482,142	12,137,631
TAV Havalimanlari Holding AS	847,415	3,968,915
Tupras Turkiye Petrol Rafinerileri AS	577,743	12,463,194
Turk Hava Yollari AO(a)	2,463,743	5,859,620
Turkcell Iletisim Hizmetleri AS	5,094,087	12,026,781
Turkiye Garanti Bankasi AS(a)	10,636,537	18,704,453
Turkiye Is Bankasi AS, Class C(a)	7,242,105	7,754,670

		138,340,865

United Arab Emirates — 0.7%
Abu Dhabi Commercial Bank PJSC	13,002,159	26,725,372
Aldar Properties PJSC	17,551,654	10,369,054
DP World PLC	798,669	10,015,309
Dubai Islamic Bank PJSC	8,491,919	12,253,017
Emaar Development PJSC	294,737	288,867
Emaar Malls PJSC	11,246,538	5,848,084
Emaar Properties PJSC	16,503,108	18,555,691
Emirates Telecommunications Group Co. PJSC	8,149,492	36,164,251
First Abu Dhabi Bank PJSC	12,697,941	52,545,827

		172,765,472

Total Common Stocks — 96.6% (Cost: $22,651,583,055)		26,002,924,504

Preferred Stocks

Brazil — 2.4%
Banco Bradesco SA, Preference Shares, NVS	18,608,915	146,862,685
Braskem SA, Class A, Preference Shares, NVS	906,000	5,997,431
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,159,537	9,853,171
Cia. Brasileira de Distribuicao, Preference Shares, NVS	749,986	14,218,215
Cia. Energetica de Minas Gerais, Preference Shares, NVS	4,329,910	13,363,604
Gerdau SA, Preference Shares, NVS	5,033,485	20,237,269
Itau Unibanco Holding SA, Preference Shares, NVS	22,474,279	184,969,115

Security	Shares	Value

Brazil (continued)
Itausa-Investimentos Itau SA, Preference Shares, NVS	20,612,192	$64,688,832
Lojas Americanas SA, Preference Shares, NVS	3,513,124	18,511,554
Petroleo Brasileiro SA, Preference Shares, NVS	19,354,227	133,428,498
Telefonica Brasil SA, Preference Shares, NVS	2,065,267	27,474,699

		639,605,073

Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	1,489,332	3,783,684
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares, NVS	548,242	12,977,027

		16,760,711

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	2,126,236	26,146,894
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	17,061,696	6,850,123

		32,997,017

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	32,457,200	18,225,927
Transneft PJSC, Preference Shares, NVS	2,275	6,014,043

		24,239,970

South Korea — 0.6%
Amorepacific Corp., Preference Shares, NVS	45,721	3,398,640
Hyundai Motor Co.
Preference Shares, NVS	114,695	7,001,236
Series 2, Preference Shares, NVS	181,292	12,478,550
LG Chem Ltd., Preference Shares, NVS	37,972	5,368,771
LG Household & Health Care Ltd., Preference Shares, NVS	10,328	6,505,552
Samsung Electronics Co. Ltd., Preference Shares, NVS	3,856,495	133,376,642

		168,129,391

Total Preferred Stocks — 3.3% (Cost: $544,899,491)		881,732,162

Rights

Brazil — 0.0%
Centrais Eletricas Brasileiras SA, (Expires 12/17/19)(a)	206,973	6,363

China — 0.0%
Legend Holdings Corp. Class H, (Expires 12/27/19)(a)	188,246	—

South Korea — 0.0%
AMOREPACIFIC Group, (Expires 12/06/19)(a)(b)	9,660	—

Total Rights — 0.0% (Cost: $0)		6,363

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(f)(g)(h)	483,498,177	$483,691,576

Total Short-Term Investments — 1.8% (Cost: $483,533,550)		483,691,576

Total Investments in Securities — 101.7% (Cost: $23,680,016,096)		27,368,354,605

Other Assets, Less Liabilities — (1.7)%		(452,422,846)

Net Assets — 100.0%		$26,915,931,759

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	639,656,107	(156,157,930)	483,498,177	$483,691,576	$3,791,034	(a)	$86,029	$(135,575)
BlackRock Cash Funds: Treasury, SL Agency Shares	50,332,000	(50,332,000)	—	—	232,220		—	—

				$483,691,576	$4,023,254		$86,029	$(135,575)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	184	12/20/19	$9,550	$(77,698)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Emerging Markets ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$26,002,028,477	$20,010		$876,017	$26,002,924,504
Preferred Stocks	881,732,162	—		—	881,732,162
Rights	6,363	0	(a)	—	6,363
Money Market Funds	483,691,576	—		—	483,691,576

	$27,367,458,578	$20,010		$876,017	$27,368,354,605

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(77,698)	$—		$—	$(77,698)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares